Acquisitions and business combinations	12 Months Ended
Dec. 31, 2019
Acquisitions and business combinations
Acquisitions and business combinations

6.Acquisitions and business combinations

2019

Flocktory

On March 22, 2017, the Group acquired an 82% stake in Flocktory Ltd, a private company, operating in Russia and Spain. Flocktory Ltd operates through its subsidiaries Flocktory Spain S.L. and FreeAtLast LLC (Russia). Flocktory's business is primarily focused on the development of automated marketing solutions for the e-commerce, financial, media and travel industries, which are based on data collection and analysis and substantively represents SAAS platform for customer lifecycle management and personalization. The Group also entered into call and put option agreements with respect to the remaining 17% stake in Flocktory Ltd. On December 2, 2019 put options were exercised and the Group gained sole control over Flocktory. The acquisition has been accounted for using the acquisition method. Pre-existing relationships between the Group and Flocktory were accounted through share of gain/(loss) of a joint venture and disclosed in the Note 22.

As at date of acquisition the Group revalued its prior holding of its 82% stake in Flocktory and put option at fair value and recognized  a 180 gain and  a 267 loss from those revaluations respectively (Note 27).

The consideration was made by the following:

Fair value of prior holding of 82% stake	984
Cash consideration for 17%	214
Total consideration	1,198

The provisional fair value of the identifiable assets and liabilities as of the date of acquisition was:

Fair value
Net assets acquired:
Property, equipment (including right-of-use of leased assets)	45
Intangible assets	394
Trade and other receivables	66
Cash and cash equivalents	178
Trade and other payables	(80)
Lease liabilities	(46)
Deferred tax liabilities	(74)
Other liabilities	(8)
Total identifiable net assets at fair value	475
Group’s share of net assets (99%)	472
Goodwill arising on acquisition	726

Provisional goodwill in the amount of 726 relates to qualified workforce and potential synergy with the existing business and is equal to the difference between the fair value of net assets acquired in the business combination and the consideration paid. Goodwill was allocated to the CGU Flocktory. The Group determined the fair value of Flocktory software, trademarks, client base and recognized these as intangible assets with a value of 394.  None of the goodwill recognised is expected to be deductible for income tax purposes.

Revenue of Flocktory business from the acquisition date to the reporting date amounted to 49 and the net profit was nil. If Flocktory business had been part of the Group from the beginning of the year, the Group’s revenue through to the reporting date would have amounted to 39,730 and net profit 4,876.

Analysis of cash flows on acquisition:	Amount
Cash paid (Including cash paid for put option (267))	(482)
Net cash acquired with the subsidiary	178
Total cash paid upon business combination	(304)

Billing online

During the fourth quarter of 2019, the Group completed a series of transactions related to the acquisition of assets of the Billing Online business combined with the hiring of its employees into newly established entity Billing Online Solutions LLC. By December 31, 2019, the Group obtained control over Billing online business. The entity offers software services to housing and utility companies and, in the future, will provide on interface to households for utility payments using QIWI payment systems. The acquisition has been accounted for using the acquisition method. Pre-existing relationships between the Group and Billing online were not significant.

Consideration for Billing online business comprises cash in the amount of 129  (50 was paid during the year 2019 and 79 is payable as at December 31, 2019). The fair value of identified intangible assets amounted to 78 and consisted primarily of software and trademarks (refer to Note 11). Provisional goodwill resulted as the difference between fair value of net assets acquired in the business combination and the consideration paid amounted to 51 and related to potential synergy with the Payment services segment of the Group. Goodwill was allocated to CGU Payment services. None of the goodwill recognised is expected to be deductible for income tax purposes.

Revenue and net profit of Billing online business from the acquisition date to the reporting date was insignificant. If Billing online business had been part of the Group from the beginning of the year, the Group’s revenue and net profit would have changed insignificantly.

2018

Rocketbank

In July 2018, the Group obtained control over Rocketbank business, which does not represent a separate legal entity and will operate under the banking license of QIWI bank. Rocketbank is primarily focused on consumer financial services. The transaction was structured as an acquisition of assets combined with hiring of Rocketbank employees by the Group. The acquisition has been accounted for using the acquisition method. Pre-existing relationships between the Group and Rocketbank were not significant.

Consideration paid for Rocketbank business comprises only of cash in the amount of 183.

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Fair value
Net assets acquired:
Property and equipment	113
Intangible assets	393
Deferred tax asset	3
Other liabilities	(419)
Total identifiable net assets at fair value	90

Consideration paid	183

Goodwill arising on acquisition	93

Goodwill in the amount of 93 relates to qualified workforce and is equal to the difference between fair value of net assets acquired in the business acquisition and the consideration paid. Goodwill was allocated to CGU Rocketbank. The Group determined the fair value of Rocketbank software, trademarks, client base and recognized as intangible assets as 393. The Group also obtained a liability regarding loyalty program of the acquired client base in the amount of 419. The Group received a compensation in the amount of 321 from seller for loyalty program liability transferred which was included as decrease of consideration paid. None of the goodwill recognised is expected to be deductible for income tax purposes.

Revenue of Rocketbank business from the acquisition date to the reporting date amounted to 180 and the net loss was 818. If Rocketbank business had been part of the Group from the beginning of the year, the Group’s revenue through to the reporting date would have amounted to 31,016 and net profit to 2,266.

Analysis of cash flows on acquisition for 2018:	Amount
Cash paid to the seller for non-current assets	(83)
Cash paid to the top-management of Rocketbank	(100)
Cash received from the seller	321
Total cash received upon business combination in the year 2018	138

Cash paid to the seller for purchases of non-current assets of Rocketbank in the year 2017 was 321.

JSC Tochka

In June 2018, the Group, Bank Financial Corporation Otkritie and Tochka management signed a cooperation agreement to establish a new entity to develop the Tochka project together as a multi-banking platform. In July 2018 new entity JSC Tochka was created. Tochka is a digital banking service focused on offering a broad range of services to small and medium businesses. The capital structure of the new entity is as follows: Otkritie Bank has 50% + 1 share, QIWI - 40% and Tochka management has 10% - 1 share, while dividends and potential capital gains are distributed as follows:  QIWI and Otkritie Bank to receive 45% each and 10% will be attributed to Tochka management. QIWI Group assesses its share in the new entity at 45% (according to its share in dividends and potential capital gains). Otkritie can impose its decisions by forcefully acquiring the shares of other partners in case of deadlocks, so the Group believes it only has significant influence over JSC Tochka. The Group recognizes this investment as an associate and has been accounted for it under the equity method. As part of the transaction Bank Financial Corporation Otkritie, Tochka management and the Group agreed to each contribute their assets to the new entity, including software, hardware and cash financing.

The structure of the Group contribution was the following:

Non-monetary assets	125
Monetary assets*	992
Total contribution	1,117

*    No cash was paid during 2018.

No significant additional contributions are expected to be made in the next periods.

The fair value of assets contributed to JSC Tochka was:

Fair value
Property and equipment	47
Intangible assets	88
Cash, accounts receivable and promissory notes	1,753
Total contributions	1,888
Group’s share (45%)	850
Contribution of the Group	1,117
Loss on set up of associate	(267)

The loss in the amount of 267 relates to disproportional contribution of assets by the Group as compared to other shareholders and is equal to the difference between the fair value of the obtained share in the JSC Tochka’s assets and Group contribution made.